CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,701	$ 3,146
Prepaid expenses and other assets	966	290
Total current assets	3,667	3,436
Property and equipment, net	2,441	980
Intangible assets, net	10	11
Right-of-use assets	798
Security deposits	101	90
Vendor deposits	21	96
TOTAL ASSETS	7,038	4,613
Current liabilities:
Accounts payable	1,523	66
Accrued expenses	1,686	167
Payroll tax liabilities	10	57
Contract Liability	523
Paycheck protection program loan		397
Current portion of deferred rent		22
Current portion of finance lease liability	157
Current portion of lease liability	344
Total current liabilities	4,243	709
Deferred rent		104
Lease liability, net of current portion	558
Warrant liability, at fair value	374
Convertible debt, at fair value	10,911
Total liabilities	16,086	813
Stockholders’ equity (deficit)
Additional paid-in capital	209,564	151,733
Accumulated deficit	(218,616)	(147,936)
Total stockholders’ equity (deficit)	(9,048)	3,800
Total liabilities and stockholders’ equity (deficit)	7,038	4,613
Common Class C [Member]
Stockholders’ equity (deficit)
Common stock par value
Common Class D [Member]
Stockholders’ equity (deficit)
Common stock par value	3	2
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock par value	$ 1	$ 1